Income tax (expense)/credit	6 Months Ended
Dec. 31, 2023
Income tax (expense)/credit
Income tax (expense)/credit

11Income tax (expense)/credit

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss/profit for the period	(89)	(67)	(160)	(136)
Foreign tax	(562)	(341)	(676)	(367)
Total current tax expense	(651)	(408)	(836)	(503)
Deferred tax
Origination and reversal of temporary differences	(6,194)	(2,541)	1,038	5,408
Total deferred tax credit	(6,194)	(2,541)	1,038	5,408
Total income (expense)/credit	(6,845)	(2,949)	202	4,905

Tax is recognized based on management’s estimate of the weighted average annual tax rate expected for the full financial year. Based on current forecasts, the estimated weighted average annual tax rate used for the year to 30 June 2024 is 15.72%% (30 June 2023: 20.99%).

The current year estimated weighted average annual tax rate is less than the UK corporation tax rate for the year of 25%. This is primarily due to costs incurred in relation to the strategic review undertaken by the Group and Group recharges made to Manchester United plc which are not tax deductible.

The prior year estimated weighted average annual tax rate of 20.99% was largely driven by recharges made to Manchester United plc.

In addition to the amounts recognized in the statement of profit or loss, the following amounts relating to tax have been recognized in other comprehensive income:

	Three months ended		Six months ended
	31 December		31 December
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Deferred tax (Note 18)	(975)	(517)	1,342	(419)
Total income tax expense recognized in other comprehensive income	(975)	(517)	1,342	(419)